Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Amount paid for services and obligations	$ 0.4	$ 0.5	$ 0.3
Tax payment	$ 0.1	$ 0.3	$ 0.2